Intangible Assets, Net (Other than Goodwill) (Details) - Schedule of Future Expected Amortization of Intangible Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Future Expected Amortization of Intangible Assets [Abstract]
2023	$ 168,094	$ 253,080
2024	63,791	168,094
2025	16,456	63,791
2026	6,456	16,456
2027		16,456
Thereafter	$ 48,382	48,382
Total		$ 566,259